Significant Accounting Policies - Schedule of Property, Plant, and Equipment Useful Lives (Details)	Sep. 30, 2024
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	20 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Minimum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Maximum [Member] | Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years